Liquidity and Going Concern - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)	Dec. 31, 2023 SGD ($)	Aug. 14, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2021 USD ($)
Liquidity and Going Concern [Line Items]
Accumulated deficit	$ (27,400,915)			$ (19,143,513)		$ (2,351,743)
Net loss	(8,257,402)		$ (1,154,650)	(16,791,770)		(1,076,823)
Net cash used in operations	(2,643,587)		$ (1,341,532)	(2,982,778)		(805,177)
Cash and cash equivalents	25,384			17,789		81,626
Common stock value	13,542	[1]		12,679	[1]	12,143
Maximum | ELOC Purchase Agreement
Liquidity and Going Concern [Line Items]
Common stock value								$ 150,000,000
Maximum | ELOC Purchase Agreement | Subsequent Event
Liquidity and Going Concern [Line Items]
Common stock value								$ 150,000,000
3DOM Alliance Inc.
Liquidity and Going Concern [Line Items]
Amounts due to immediate holding company	5,081,684			3,572,358		$ 974,632	$ 6,768,239		$ 4,809,164	$ 1,531,488
3DOM Alliance Inc. | Maximum
Liquidity and Going Concern [Line Items]
Principal amount of note issued	$ 6,022,258			$ 6,022,258			$ 8,000,000		$ 8,000,000

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.